NATURE OF OPERATIONS (Details)	Aug. 05, 2025 USD ($)	Jun. 30, 2025 product country
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product		300
Number of countries products are grown and sourced		100
Number of countries products are distributed to		30
Number of Countries in Which Products are Distributed and Marketed		85
Fresh Vegetables [Member] | Discontinued Operations, Disposed of by Sale | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division | $	$ 140.0
Fresh Vegetables [Member] | Discontinued Operations | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division | $	$ 140,000,000.0